ACQUISITIONS	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020
ACQUISITIONS
ACQUISITIONS

3.ACQUISITIONS

GL International, LLC

On October 22, 2020, Latham Pool Products acquired GL International, LLC (“GLI”) for a total purchase price of $79.7 million (the “GLI Acquisition”). The results of GLI’s operations have been included in the condensed consolidated financial statements since that date. GLI specializes in manufacturing custom pool liners and safety covers. As a result, this acquisition expanded the Company’s liner and safety cover product offerings. In connection with the GLI Acquisition, consideration paid was $79.7 million in cash, or $74.7 million net of cash acquired of $5.0 million, and excluding a net working capital adjustment receivable of $0.8 million. The net working capital adjustment receivable was settled during fiscal quarter ended April 3, 2021. The cash consideration was funded from existing cash on hand. The Company incurred $2.4 million in transaction costs.

The Company accounted for the GLI Acquisition using the acquisition method of accounting in accordance with FASB ASC 805, Business Combinations (“ASC 805”). This requires that the assets acquired and liabilities assumed be measured at fair value. The Company estimated, using Level 3 inputs, the fair value of certain fixed assets using a combination of the cost approach and the market approach. Inventories were valued using the comparative sales method, less the cost of disposal. Specific to intangible assets, dealer relationships were valued using the multi-period excess earnings method, whereas trade names were valued using the relief from royalty method. The Company recorded the assets acquired and liabilities assumed at their respective fair values as of the acquisition date.

The following summarizes the purchase price allocation for the GLI Acquisition:

(in thousands)	October 22, 2020
Total consideration	$79,743
Allocation of purchase price:
Cash	5,007
Trade receivables	10,639
Inventories	11,854
Prepaid expenses and other current assets	3,949
Property and equipment	1,402
Intangible assets	46,700
Total assets acquired	79,551
Accounts payable	3,536
Accrued expenses and other current liabilities	8,853
Other long-term liabilities	524
Total liabilities assumed	12,913
Total fair value of net assets acquired, excluding goodwill:	66,638
Goodwill	$13,105

The excess of the purchase price over the fair value of the identifiable assets acquired and the liabilities assumed in the acquisition was allocated to goodwill in the amount of $13.1 million. Goodwill resulting from the GLI Acquisition was attributable to the expanded market share and product offerings. Goodwill resulting from the GLI Acquisition is deductible for tax purposes.

The Company allocated a portion of the purchase price to specific intangible asset categories as follows:

	Fair Value	Amortization Period
Definite-lived intangible assets:	(in thousands)	(in years)
Trade names	$9,500	9
Dealer relationships	37,200	8
	$46,700

Pro Forma Financial Information (Unaudited)

The following pro forma financial information presents the statements of operations of the Company combined with GLI as if the acquisition occurred on January 1, 2020. The pro forma results do not include any anticipated synergies, cost savings or other expected benefits of an acquisition. The pro forma financial information is not necessarily indicative of what the financial results would have been had the acquisition been completed on January 1, 2020 and is not necessarily indicative of the Company’s future financial results.

Three Fiscal Quarters
Ended
(in thousands)	September 26,2020
Net sales	$345,200
Net loss	$21,952

The pro forma financial information presented above has been calculated after adjusting for the results of the GLI Acquisition for the three fiscal quarters ended September 26, 2020 to reflect the accounting effects as a result of the acquisition, including the amortization expense from acquired intangible assets, the depreciation and amortization expense from acquired property and equipment, the additional cost of sales from acquired inventory, interest expense from debt financing, and any related tax effects.

3.ACQUISITIONS

Narellan Group Pty Limited

On May 31, 2019 (the “Acquisition Date”), Latham Pool Products acquired Narellan Group Pty Limited and its subsidiaries (collectively “Narellan”) for a total purchase price of $35.2 million (the “Narellan Acquisition”). The results of Narellan’s operations have been included in the consolidated financial statements since that date. Narellan is a fiberglass pool manufacturer based in Australia with operations in Australia, New Zealand and Canada. The acquisition expanded the Company’s market share with a broader geographical footprint. Additionally, the acquisition provided the Company with an increase in dealer and franchise relationships. In connection with the Narellan Acquisition, consideration paid included $20.2 million in cash, $7.6 million in equity consideration and $7.4 million of contingent consideration as of the Acquisition Date. The cash consideration was funded, in part, through long-term debt proceeds of $22.3 million, net of discount of $0.7 million. The equity consideration consisted of common stock. The valuation of the common stock was prepared using a quantitative put options method. The Company incurred $1.1 million in transaction costs.

The Company agreed to pay the contingent consideration in the form of cash and equity consideration to the seller if certain EBITDA targets were achieved for any of the trailing twelve months periods ended December 31, 2019, June 30, 2020 or the year ended December 31, 2020 (the “Contingent Consideration”). The fair value of the Contingent Consideration at the Acquisition Date was $7.4 million (see Note 5).

On September 25, 2020, the Company amended the terms of the Narellan share purchase agreement to accelerate the settlement of the Contingent Consideration with the selling shareholders of Narellan based upon estimated EBITDA for the year ended December 31, 2020. The Contingent Consideration was settled through a cash payment of $6.6 million and the issuance of an additional 758,697 shares of common stock as equity consideration, which had a contractual value of $2.2 million and was recorded as a capital contribution on the consolidated statements of stockholders’ equity. As the fair value of the common stock issued of $2.8 million exceeded the contractual value of $2.2 million and the selling shareholders are also employees of the Company, the Company recorded the excess remuneration paid to the selling shareholders of $0.6 million as stock-based compensation in the consolidated statements of operations and as contributed capital in the consolidated statements of stockholders’ equity as of and for the year-ended December 31, 2020.

The Company accounted for the Narellan Acquisition using the acquisition method of accounting in accordance with FASB ASC 805, Business Combinations (“ASC 805”). This requires that the assets acquired and liabilities assumed be measured at fair value. The Company estimated, using Level 3 inputs, the fair value of certain fixed assets using a combination of the cost approach and the market approach. Inventories were valued using the comparative sales method. Specific to intangible assets, dealer relationships and franchise relationships were valued using the multi-period excess earnings method, whereas trade names and proprietary pool designs were valued using the relief from royalty method. The Company recorded the assets acquired and liabilities assumed at their respective fair values as of the acquisition date.

The following summarizes the purchase price allocation for the Company’s acquisition of Narellan:

(in thousands)	May 31, 2019
Total consideration	$35,233
Allocation of purchase price:
Cash	24
Trade receivables	1,420
Inventories	4,501
Prepaid expenses and other current assets	472
Property and equipment	4,861
Intangible assets	18,332
Deferred tax asset	126
Total assets acquired	29,736
Accounts payable	3,379
Accrued expenses and other current liabilities	442
Deferred tax liabilities	470
Total liabilities assumed	4,291
Total fair value of net assets acquired, excluding goodwill:	25,445
Goodwill	$9,788

Total consideration was comprised of the following:

(in thousands)	Amount
Cash consideration	$20,238
Fair value of equity consideration	7,567
Fair value of contingent consideration	7,428
Total consideration	$35,233

The excess of the purchase price over the fair value of the identifiable assets acquired and the liabilities assumed in the acquisition was allocated to goodwill in the amount of $9.8 million. Goodwill resulting from the acquisition was attributable to the expanded market share and broader geographical footprint. The goodwill recognized is not deductible for tax purposes.

The Company allocated a portion of the purchase price to specific intangible asset categories as follows:

	Fair Value	Amortization
Definite-lived intangible assets:	(in thousands)	Period (in years)
Trade names and trademarks	$9,535	25
Pool designs	5,728	14
Patented technology	1,410	5
Franchise relationships	1,187	4
Dealer relationships	472	5

The following are the net sales and net loss from Narellan included in the Company’s results from the Acquisition Date through December 31, 2019:

(in thousands)	Amount
Net sales	$15,893
Net loss	$(1,047)

GL International, LLC

On October 22, 2020, Latham Pool Products acquired GL International, LLC ( “GLI”) for a total purchase price of $79.7 million (the “GLI Acquisition”). The results of GLI’s operations have been included in the consolidated financial statements since that date. GLI specializes in manufacturing custom pool liners and safety covers. As a result, this acquisition expanded the Company’s liner and safety cover product offerings. In connection with the GLI Acquisition, consideration paid was $79.7 million in cash, or $74.7 million net of cash acquired of $5.0 million, and excluding a net working capital adjustment receivable of $0.8 million. The net working capital adjustment receivable was recorded in prepaid expenses and other current assets in the consolidated balance sheet as of December 31, 2020. The cash consideration was funded from existing cash on hand. The Company incurred $2.4 million in transaction costs.

The Company accounted for the GLI Acquisition using the acquisition method of accounting in accordance with FASB ASC 805, Business Combinations (“ASC 805”). This requires that the assets acquired and liabilities assumed be measured at fair value. The Company estimated, using Level 3 inputs, the fair value of certain fixed assets using a combination of the cost approach and the market approach. Inventories were valued using the comparative sales method, less the cost of disposal. Specific to intangible assets, dealer relationships were valued using the multi-period excess earnings method, whereas trade names were valued using the relief from royalty method. The Company recorded the assets acquired and liabilities assumed at their respective fair values as of the acquisition date.

The following summarizes the purchase price allocation for the Company’s acquisition of GLI:

(in thousands)	October 22, 2020
Total consideration	$79,743
Allocation of purchase price:
Cash	5,007
Trade receivables	10,639
Inventories	11,854
Prepaid expenses and other current assets	3,949
Property and equipment	1,402
Intangible assets	46,700
Total assets acquired	79,551
Accounts payable	3,536
Accrued expenses and other current liabilities	8,853
Other long-term liabilities	524
Total liabilities assumed	12,913
Total fair value of net assets acquired, excluding goodwill:	66,638
Goodwill	$13,105

The excess of the purchase price over the fair value of the identifiable assets acquired and the liabilities assumed in the acquisition was allocated to goodwill in the amount of $13.1 million. Goodwill resulting from the GLI Acquisition was attributable to the expanded market share and product offerings. Goodwill resulting from the GLI Acquisition is deductible for tax purposes.

The Company allocated a portion of the purchase price to specific intangible asset categories as follows:

	Fair Value	Amortization
Definite-lived intangible assets:	(in thousands)	Period (in years)
Trade names	$9,500	9
Dealer relationships	37,200	8
	$46,700

The following are the net sales and net loss from GLI included in the Company’s results from the GLI Acquisition Date through December 31, 2020:

Year Ended
(in thousands)	December 31, 2020
Net sales	$7,689
Net loss	$(1,123)

Pro Forma Financial Information (Unaudited)

The following pro forma financial information presents the statements of operations of the Company combined with Narellan and GLI as if the acquisitions occurred on January 1, 2019. The pro forma results do not include any anticipated synergies, cost savings or other expected benefits of an acquisition. As the Narellan Acquisition closed on May 31, 2019, Narellan’s operating results have already been reflected in the Company’s consolidated statements of operations for the year ended December 31, 2020. The pro forma financial information is not necessarily indicative of what the financial results would have been had the acquisitions been completed on January 1, 2019 and is not necessarily indicative of the Company’s future financial results.

	Year Ended
	December 31,
(in thousands)	2019	2020
Net sales	$382,029	$462,802
Net income	$6,066	$26,344

The pro forma financial information presented above has been calculated after adjusting for the results of the Narellan Acquisition and GLI Acquisition for the year ended December 31, 2019 and for the GLI Acquisition for the year ended December 31, 2020 to reflect the accounting effects as a result of the acquisitions, including the amortization expense from acquired intangible assets, the depreciation and amortization expense from acquired property and equipment, the additional cost of sales from acquired inventory, interest expense from debt financing, and any related tax effects. With respect to the GLI Acquisition, transaction costs incurred during the year ended December 31, 2020 are reflected within pro forma net income for the year ended December 31, 2019, in order to reflect the GLI Acquisition as if it had occurred on January 1, 2019.